INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary BaiJiaHuLian HK is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong in 2017 and during the first three months of 2018. From April 2018, BaiJiaHuLian HK is subject to an income tax rate of 8.25% for the first HKD2,000 of assessable profit and 16.5% for profit exceeding HKD2,000. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended December 31, 2021 and 2022.

The Company’s subsidiary, the VIE and the VIE’s subsidiaries, which were entities incorporated in mainland China (the “Mainland China entities”), are subject to mainland China Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant income tax laws of mainland China, which have adopted a unified income tax rate of 25% since January 1, 2008 with the following exceptions.

Beijing Gaotu qualified as a High and New Technology Enterprise (the "HNTE") from 2017 through 2022 and accordingly was entitled to the 15% preferential tax rate during the period.

GaoTuYunJi qualified as a HNTE from 2019 through 2021, and accordingly was entitled to a 15% preferential tax rate during the period. The HNTE qualification has been renewed in 2022 and set to expire by 2024.

14. INCOME TAXES - continued

Beijing Lexuebang also qualified as a HNTE during the year ended December 31, 2019. The HNTE qualification has been renewed in 2022 and set to expire by 2024. Furthermore, Beijing Lexuebang obtained the qualification of the Software Enterprise Certificate in March 2020, and renewed in 2021 and 2022. Therefore, Beijing Lexuebang adopted the exemption from EIT for years 2019 and 2020, and 12.5% from 2021 to 2023.

Wuhan Yuexuebang obtained the qualification of the Software Enterprise Certificate in March 2021, and renewed in 2022. Therefore, Wuhan Yuexuebang adopted exemption from EIT for the years 2020 and 2021, and 12.5% from 2022 to 2024.

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax benefits/(expenses)	14,578	(1)	(1,906)
Deferred tax benefits/(expenses)	20,041	(40,948)	17,611
	34,619	(40,949)	15,705

The principle components of deferred tax assets were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets：
Deductible temporary difference related to advertising expenses	750,576	778,837
Net operating loss carrying forwards	578,623	584,693
Transfer of intangible assets	1,510	1,340
Accrued liabilities	2,176	1,876
Total deferred tax assets	1,332,885	1,366,746
Less: valuation allowance	(1,332,885)	(1,351,067)
Deferred tax assets, net	—	15,679

14. INCOME TAXES - continued

The movements of valuation allowance for the years end December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the period	40,352	573,565	1,332,885
Acquisitions	4,987	—	6,668
Additions	529,915	759,320	11,514
Reversal	(1,689)	—	—
Balance at end of the period	573,565	1,332,885	1,351,067

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities
Building and land use right	71,107	69,307
Intangible assets	—	4,719
Unrecognized gains of investments	509	481
Total deferred tax liabilities	71,616	74,507

As of December 31, 2022, the Group had net operating loss carried forward of RMB2,717,316 from the Company's Mainland China entities, which will expire on various dates from December 31, 2023 to December 31, 2032.

14. INCOME TAXES - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before provision for income taxes and share of results of equity investees	(1,427,612)	(3,062,214)	(2,533)
Income tax benefits computed at an applicable tax rate of 25%	356,903	765,554	633
Effect of permanent differences	55,935	(8,186)	(1,423)
Effect of research and development super-deduction	88,881	89,287	36,263
Effect of preferential tax rate	62,404	(129,026)	581
Effect on tax rates in different tax jurisdictions	(1,278)	742	(8,835)
Change in valuation allowance	(528,226)	(759,320)	(11,514)
	34,619	(40,949)	15,705

If Beijing Gaotu, GaoTuYunJi, Beijing Lexuebang, Wuhan Yuexuebang did not enjoy income tax preferential tax rates, tax expense would have increased by RMB62,404 for the years ended December 31, 2020, tax benefit would have decreased by RMB129,026 for the year ended December 31, 2021 and tax expense would have increased by RMB581 for the years ended December 31,2022. The increase in basic and diluted net loss per ordinary share was RMB0.39 and RMB0.76 for the years ended December 31, 2020, 2021, respectively. The decrease in basic and diluted net income per ordinary share was approximately nil for the years ended December 31, 2022.

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2022. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

Aggregate undistributed earnings of the Company’s mainland China subsidiaries and the VIE that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to mainland China EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIE do not intend to declare dividends and the Company intends to permanently reinvest it within the mainland China. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings of VIE because the Company believes the undistributed earnings can be distributed from the VIE to WFOEs in a manner that would not be subject to income tax.